Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - CNY (¥)	Jun. 30, 2025	Dec. 31, 2024
Cryptocurrencies [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis [Line Items]
Assets, fair value	¥ 242,889,085	¥ 776,702,624
Cryptocurrencies [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis [Line Items]
Assets, fair value	242,889,085	776,702,624
Cryptocurrencies [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis [Line Items]
Assets, fair value
Cryptocurrencies [Member] | Unobservable Inputs (Level 3) [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis [Line Items]
Assets, fair value
Convertible notes denominated in bitcoin [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis [Line Items]
Assets, fair value	470,948,166
Convertible notes denominated in bitcoin [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis [Line Items]
Assets, fair value
Convertible notes denominated in bitcoin [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis [Line Items]
Assets, fair value	470,948,166
Convertible notes denominated in bitcoin [Member] | Unobservable Inputs (Level 3) [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis [Line Items]
Assets, fair value